ISSUED CAPITAL (Details 2) - Ordinary shares - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure of classes of share capital [line items]
Issued during the year (in shares)	0	0	0	45,244,510
Issued during the year	$ (107,678)	$ (159,564)	$ (16,500)	$ 6,886,299
July 1, 2015
Disclosure of classes of share capital [line items]
Reverse proposed issue to a consultant			$ (16,500)
June 30, 2017
Disclosure of classes of share capital [line items]
Security issuance costs		$ (159,564)
June 30, 2018
Disclosure of classes of share capital [line items]
Security issuance costs	$ (107,678)